Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.50%
Columbia Capital Allocation Moderate Conservative Portfolio - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%